Performance Management - Q3 All-Season Tactical Advantage ETF	Dec. 10, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-888-348-1255 or by visiting www.q3allseasonfunds.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.q3allseasonfunds.com
Performance Availability Phone [Text]	1-888-348-1255